Note the cash flow statement (Tables)	6 Months Ended
Jun. 30, 2020
Consolidated Statement of Cash Flows
Adjustments related to operating cash flow

	Six months ended June 30,
	2020	2019
	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciation and amortization	€9,008	€5,653
Share-based compensation expenses	39,641	16,751
Increase in retirement benefit liabilities and provisions	174	168
Unrealized exchange results and non-cash other financial expenses	(4,015)	(1,424)
Discounting effect of deferred income	8,728	—
Fair value re-measurement of warrants	21,118	—
Net change in (fair) value of current financial investments	12,484	—
Fair value adjustment financial assets held at fair value through profit or loss	354	2,130
Other non-cash costs	233	—
Total adjustment for non-cash transactions	87,724	23,278

Adjustment for items to disclose separately under operating cash flow
Interest expense	2,602	452
Interest income	(5,121)	(3,445)
Tax expense	709	129
Total adjustment for items to disclose separately under operating cash flow	(1,810)	(2,864)

Adjustment for items to disclose under investing and financing cash flows
Gain (-)/loss on sale of fixed assets	83	(3)
Interest income related to current financial investments	(2,447)	—
Total adjustment for items to disclose under investing and financing cash flows	(2,363)	(3)

Change in working capital other than deferred income
Decrease / increase (-) in inventories	(47)	3
Decrease / increase (-) in receivables	19,056	(32,895)
Increase in payables	36,290	16,974
Total change in working capital other than deferred income	€55,299	€(15,918)